Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 36	$ 2
Total Liability Derivatives	(1)	(75)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	29	1
Total Liability Derivatives		(68)
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Receivables And Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	21
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		(39)
Designated as Hedging Instrument [Member] | Collars [Member] | Other Receivables And Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	8	1
Designated as Hedging Instrument [Member] | Collars [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		(29)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	7	1
Total Liability Derivatives	(1)	(7)
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Receivables And Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	7	1
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (1)	$ (7)